Income tax expense (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss before tax	¥ (1,223,164)	¥ (190,384)	¥ (320,766)
Income tax computed at statutory EIT rate (25%)	(305,791)	(47,596)	(80,192)
Effect of preferential tax rates for certain entities comprising the Group	(112,684)	(20,409)	(60,798)
Effect of differing tax rates in different jurisdictions	422,677	184,235	177,749
Non-deductible expenses and non-taxable income, net	188,069	34,012	11,960
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC	(3,822)	(3,253)	0
Change in valuation allowances	1,933	699	15,427
Others	13,442	(119)	372
Income tax expense	¥ 203,824	¥ 147,569	¥ 64,518
Effective income tax rate	(16.70%)	(77.50%)	(20.10%)